Share-based payments - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 28, 2021 shares $ / shares	Mar. 29, 2020 shares	Mar. 31, 2019 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (shares)	2,498,973	1,794,377	2,037,665
Weighted average remaining life in years of options outstanding	7 years 9 months 18 days
Number of options exercisable (shares)	713,822
Weighted average remaining life in years of options exercisable	5 years 7 months 6 days
$0.02
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 0.02
Number of options outstanding (shares)	78,355
Weighted average remaining life in years of options outstanding	3 years 1 month 6 days
Number of options exercisable (shares)	78,355
Weighted average remaining life in years of options exercisable	3 years 1 month 6 days
$0.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 0.25
Number of options outstanding (shares)	55,248
Weighted average remaining life in years of options outstanding	3 years 4 months 24 days
Number of options exercisable (shares)	55,248
Weighted average remaining life in years of options exercisable	3 years 4 months 24 days
$1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 1.79
Number of options outstanding (shares)	126,303
Weighted average remaining life in years of options outstanding	3 years 10 months 24 days
Number of options exercisable (shares)	126,303
Weighted average remaining life in years of options exercisable	3 years 10 months 24 days
$4.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 4.62
Number of options outstanding (shares)	71,359
Weighted average remaining life in years of options outstanding	4 years 10 months 24 days
Number of options exercisable (shares)	49,135
Weighted average remaining life in years of options exercisable	4 years 10 months 24 days
$8.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 8.94
Number of options outstanding (shares)	124,444
Weighted average remaining life in years of options outstanding	5 years 9 months 18 days
Number of options exercisable (shares)	97,774
Weighted average remaining life in years of options exercisable	5 years 9 months 18 days
$23.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 23.64
Number of options outstanding (shares)	42,576
Weighted average remaining life in years of options outstanding	6 years 4 months 24 days
Number of options exercisable (shares)	31,932
Weighted average remaining life in years of options exercisable	6 years 4 months 24 days
$30.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 30.73
Number of options outstanding (shares)	84,961
Weighted average remaining life in years of options outstanding	6 years 2 months 12 days
Number of options exercisable (shares)	42,316
Weighted average remaining life in years of options exercisable	6 years 2 months 12 days
$31.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 31.79
Number of options outstanding (shares)	35,622
Weighted average remaining life in years of options outstanding	6 years 7 months 6 days
Number of options exercisable (shares)	25,727
Weighted average remaining life in years of options exercisable	6 years 7 months 6 days
$33.97
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 33.97
Number of options outstanding (shares)	970,059
Weighted average remaining life in years of options outstanding	9 years 2 months 12 days
Number of options exercisable (shares)	0
$45.34
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 45.34
Number of options outstanding (shares)	70,803
Weighted average remaining life in years of options outstanding	8 years 2 months 12 days
Number of options exercisable (shares)	16,073
Weighted average remaining life in years of options exercisable	8 years 2 months 12 days
$46.38
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 46.38
Number of options outstanding (shares)	8,573
Weighted average remaining life in years of options outstanding	8 years 8 months 12 days
Number of options exercisable (shares)	0
$50.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 50.00
Number of options outstanding (shares)	250,000
Weighted average remaining life in years of options outstanding	9 years 2 months 12 days
Number of options exercisable (shares)	0
$51.71
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 51.71
Number of options outstanding (shares)	7,143
Weighted average remaining life in years of options outstanding	8 years 4 months 24 days
Number of options exercisable (shares)	1,785
Weighted average remaining life in years of options exercisable	8 years 4 months 24 days
$63.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 63.03
Number of options outstanding (shares)	390,265
Weighted average remaining life in years of options outstanding	8 years
Number of options exercisable (shares)	97,559
Weighted average remaining life in years of options exercisable	8 years
$83.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 83.53
Number of options outstanding (shares)	183,262
Weighted average remaining life in years of options outstanding	7 years 2 months 12 days
Number of options exercisable (shares)	91,615
Weighted average remaining life in years of options exercisable	7 years 2 months 12 days